Digital assets (Details Narrative)	Dec. 31, 2025 USD ($)
Short-Term Debt [Line Items]
Crypto asset collateral	$ 55,326,899
Series Note A [Member]
Short-Term Debt [Line Items]
Crypto asset collateral	3,836,078
Series Note B [Member]
Short-Term Debt [Line Items]
Crypto asset collateral	45,314,805
Series Note Aand C [Member]
Short-Term Debt [Line Items]
Crypto asset collateral	$ 49,150,833